Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023 [3]	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023 [1]
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			23.88%		10.92%	8.07%	7.81%
Performance Inception Date		Oct. 31, 2012
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.69%		5.75%	4.22%	3.88%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.90%		6.90%	4.98%	3.88%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Morningstar Global Allocation Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.46%		7.08%	5.40%	6.24%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		26.29%		15.68%	12.03%	13.67%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | S-Network Composite Closed-End Fund Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			9.61%		6.15%	5.41%	5.30%
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | First Trust Composite Closed-End Fund Index
Prospectus [Line Items]
Average Annual Return, Percent			9.94%		5.66%	4.64%	4.39%
MATISSE DISCOUNTED BOND CEF STRATEGY | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			13.63%	8.02%
Performance Inception Date		Apr. 30, 2020
MATISSE DISCOUNTED BOND CEF STRATEGY | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.27%	5.41%
MATISSE DISCOUNTED BOND CEF STRATEGY | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.93%	5.41%
MATISSE DISCOUNTED BOND CEF STRATEGY | Bloomberg U.S. Aggregate Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	(2.08%)
MATISSE DISCOUNTED BOND CEF STRATEGY | Bloomberg VLI High Yield Index
Prospectus [Line Items]
Average Annual Return, Percent			13.76%	5.42%
MATISSE DISCOUNTED BOND CEF STRATEGY | FT Taxable Fixed Income CEF Index
Prospectus [Line Items]
Average Annual Return, Percent			14.26%	6.90%

[1]	The Institutional Class Shares commenced operations on October 31, 2012.
[2]	In prior prospectuses, the Fund compared its performance against the S&P 500 Total Return Index. The Advisor believes the Morningstar Global Allocation Index is a more appropriate and accurate index against which to compare the Fund’s investment strategies as it aligns more closely with the Fund’s portfolio than the S&P 500 Total Return Index.
[3]	The Institutional Class Shares commenced operations on April 30, 2020.